Income Taxes - Schedule of Components of (loss) Income Before Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Components of (loss) Income Before Income Taxes [Line Items]
Income before income (loss) taxes	$ (2,030)	$ 147	$ (1,139)
Hong Kong [Member]
Schedule of Components of (loss) Income Before Income Taxes [Line Items]
Income before income (loss) taxes	(1,929)	(502)	(346)
PRC [Member]
Schedule of Components of (loss) Income Before Income Taxes [Line Items]
Income before income (loss) taxes	135	567	39
Myanmar [Member]
Schedule of Components of (loss) Income Before Income Taxes [Line Items]
Income before income (loss) taxes	(236)	82	(832)
Germany [Member]
Schedule of Components of (loss) Income Before Income Taxes [Line Items]
Income before income (loss) taxes	$ 0